Short-Term Convertible Notes (Details) - Convertible Debt [Member] - USD ($)		1 Months Ended	12 Months Ended
	Oct. 07, 2022	Oct. 31, 2022	Dec. 31, 2023	Aug. 19, 2022
Short-term Convertible Notes [Line Items]
Aggregate amount				$ 1,530,000
Interest rate percentage			10.00%
Aggregrate amount (in Shares)	1,258,215
Unamortized debt discount			$ 67,008
Converted common share (in Shares)		2,516,429
Outstanding warrant	5 years
Warrants issued	$ 2,472,616
Loss on conversion	$ 922,495
Debt instrument convertible description			the notes were able to be voluntarily converted into common shares of the Company prior to the maturity date at a 20% discount (i) to any subsequent qualified equity financing round of at least $6 million in the aggregate or (ii) upon a change of control.
Unregistered warrants description			the noteholders received unregistered warrants to purchase common shares of the Company equal to an aggregate of 10% of the note amount of each noteholder, divided by $0.4970
Maximum [Member]
Short-term Convertible Notes [Line Items]
Aggregate amount				350,000
Minimum [Member]
Short-term Convertible Notes [Line Items]
Aggregate amount				$ 80,000
Convertible Common Stock [Member]
Short-term Convertible Notes [Line Items]
Converted common share (in Shares)	2,516,429
Warrant [Member]
Short-term Convertible Notes [Line Items]
Aggregrate amount (in Shares)			307,844
Exercise price per share (in Dollars per share)	$ 0.7		$ 0.497